UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST The WEAR ETF

Annual Report

April 30, 2017

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2017

The WEAR ETF
Management’s Discussion of Fund Performance	1
Schedule of Investments	3
Summary of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17
Disclosure of Fund Expenses	18
Approval of Investment Advisory Agreements	19
Other Information	21
Trustees	23
Officers	24

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at http://wearetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objectives. The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the Bats BZX Exchange, Inc. (the “BATS” or the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

The WEAR ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2017 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The WEAR ETF (“WEAR” or the “Fund”). The following information pertains to the fiscal period of December 8, 2016 (inception date) through April 30, 2017.

The Fund seeks to track the total return performance, before fees and expenses, of the EQM Wearables Index (the “Index”). The Index is composed of the common stock of companies globally that have a current or future business focus on wearable technology products.

The Fund had positive performance during the period ending on April 30, 2017. The total return at market for WEAR was 12.06% while the total return at NAV was 10.93%. The total return of the Fund’s Index was 11.39%. Meanwhile, outstanding shares were 100,001 at the end of the period.

For the fiscal period, the largest positive contributor to return was Biotelemetry Inc. (BEAT US), adding 1.52% to the return of the Fund, gaining 58.94%. The second largest contributor to return was iRhythm Technologies Inc. (IRTC US), adding 1.01% to the return of the Fund, gaining 40.49%. The third largest contributor to return was GN Store Nord A/S (GN DC), adding 0.88% to the return of the Fund, gaining 33.62%.

For the fiscal period, the largest negative contributor to return was Fossil Group Inc. (FOSL US), detracting 0.70% from the return of the Fund, declining 48.84%. The security contributing second-most negatively was Fitbit Inc. – A (FIT US), detracting 0.64% from the return of the Fund and declining 26.85%. The third largest negative contributor to return was Under Armour Inc. – Class A (UAA US), detracting 0.47% from the return of the Fund and declining 34.86%.

For the fiscal period, the best performing security in the Fund was Biotelemetry Inc. (BEAT US), gaining 58.94% and contributing 1.52% to the return of the Fund. The second-best performing security for the period was STMicroelectronics NV (STM US), gaining 52.41% and contributing 0.65% to the return of the Fund. The third-best performing security was iRhythm Technologies Inc. (IRTC US), gaining 40.49% for the period and contributing 1.01% to the return of the Fund.

For the fiscal period, the worst performing security in the Fund was Fossil Group Inc. (FOSL US), declining 48.84% and reducing the return of the Fund by 0.70%. The second-worst performing security in the Fund was Under Armour Inc. – Class A (UAA US), declining 34.86% and reducing the return of the Fund by 0.47%. The third-worst performing security in the Fund was Fitbit Inc. – A (FIT US), declining 26.85% and reducing the return of the Fund by 0.64%.

We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The views in this letter were as of April 30, 2017 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Investing involves risk, including possible loss of principal. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies, the values of which may be affected by changes in the currency rates or exchange control regulations. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. The Fund is non-diversified which means it may be invested in a limited number of issuers and susceptible to any economic, political and regulatory events than a more diversified fund. Diversification may not protect against market risk.

The WEAR ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2017 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

	Inception Date of the Fund	Cumulative Total Return as of 4/30/17	Expense Ratio *
			Gross	Net
The WEAR ETF	12/8/2016	10.93%	0.85%	0.85%
EQM Wearables Index		11.39%
NASDAQ Composite Index		12.06%
S&P North American Technology Sector Index		14.20%

*	Reflects the expense ratio as reported in the Prospectus dated December 8, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

For the Fund’s most recent month end performance, please visit www.wearetf.com

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of EQM Indexes LLC for the period stated and is subject to change at any time.

See definition of EQM Wearables Index in Management’s Discussion of Fund Performance.

The NASDAQ Composite Index® is a widely recognized, market capitalization-weighted index that is designed to represent the performance of NASDAQ® securities and includes over 3,000 stocks.

The S&P North American Technology Sector Index is the technology sub-index of the S&P North American Sector Indices, the constituents of which are classified under the Information Technology Sector or Internet Retail Sub-Industry as defined by the Global Industry Classification Standards (GICS®).

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

The WEAR ETF SCHEDULE OF INVESTMENTS	April 30, 2017

Number of Shares		Value ($)
COMMON STOCKS – 99.9%
	DISPLAY – 3.8%
794	Corning, Inc.	22,907
2,991	Himax Technologies, Inc. - ADR	20,967
1,503	LG Display Co., Ltd. - ADR	19,343
		63,217
	HEALTHCARE/MEDICAL – 30.2%‡
1,034	Abbott Laboratories	45,124
1,918	BioTelemetry, Inc.*	63,102
1,891	Boston Scientific Corp.*	49,885
626	DexCom, Inc.*	48,803
613	General Electric Co.	17,771
1,069	Insulet Corp.*	46,405
1,595	iRhythm Technologies, Inc.*	56,288
166	Johnson & Johnson	20,496
654	Koninklijke Philips N.V.	22,511
550	Medtronic PLC	45,699
500	Omron Corp.	20,925
86	Roche Holding A.G.	22,488
473	West Pharmaceutical Services, Inc.	43,530
		503,027
	INDUSTRIAL/MILITARY – 14.1%
1,661	Axon Enterprise, Inc.*	40,827
534	FLIR Systems, Inc.	19,614
114	General Dynamics Corp.	22,092
163	Honeywell International, Inc.	21,376
2,411	Knowles Corp.*	42,747
231	Motorola Solutions, Inc.	19,859
271	salesforce.com, Inc.*	23,339
228	SAP S.E.	22,859
226	Zebra Technologies Corp. - Class A*	21,305
		234,018
	INFOTAINMENT/LIFESTYLE – 19.1%
23	Alphabet, Inc. - Class A*	21,264
347	Apple, Inc.	49,847
158	Facebook, Inc. - Class A*	23,739
609	Fossil Group, Inc.*	10,505
2,015	GN Store Nord A/S	52,397
4,568	GoPro, Inc. - Class A*	37,686
308	Microsoft Corp.	21,086
718	Plantronics, Inc.	39,203
286	QUALCOMM, Inc.	15,370
12	Samsung Electronics Co., Ltd.	23,528
676	Sony Corp. - ADR	23,335
		317,960
COMMON STOCKS (Continued)
	SEMICONDUCTORS – 10.3%
357	Ambarella, Inc.*	20,071
264	Analog Devices, Inc.	20,117
109	Broadcom Ltd.	24,068
1,314	Flex Ltd.*	20,314
522	Intel Corp.	18,870
198	NXP Semiconductors N.V.*	20,938
254	Skyworks Solutions, Inc.	25,334
264	Texas Instruments, Inc.	20,904
		170,616
	SENSORS – 6.6%
1,784	Immersion Corp.*	15,645
1,787	InvenSense, Inc.*	22,981
297	Microchip Technology, Inc.	22,447
1,827	STMicroelectronics N.V.	29,214
349	Synaptics, Inc.*	19,115
		109,402
	SPORTS/FITNESS – 15.8%
268	adidas A.G.	53,669
1,534	Amer Sports Oyj	33,994
5,283	Fitbit, Inc. - Class A*	30,219
821	Garmin Ltd.	41,740
2,000	Seiko Epson Corp.	40,908
4,847	TomTom N.V.*	49,266
603	Under Armour, Inc. - Class A*	12,958
		262,754
	TOTAL COMMON STOCKS
	(Cost $1,555,995)	1,660,994

	TOTAL INVESTMENTS – 99.9%
	(Cost $1,555,995)	1,660,994
	Other Assets in Excess of Liabilities – 0.1%	2,135
	TOTAL NET ASSETS –100.0%	$1,663,129

ADR — American Depositary Receipt

PLC — Public Limited Company

‡	Please see Note 6 for more information about industry and sector concentration and other risks.

*	Non-income producing security.

See accompanying Notes to Financial Statements.

The WEAR ETF SUMMARY OF INVESTMENTS	As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
United States	67.2%
Switzerland	5.6%
Netherlands	5.6%
Japan	5.1%
Germany	4.6%
Denmark	3.2%
Ireland	2.7%
Korea (Republic of-South)	2.6%
Finland	2.0%
Taiwan	1.3%
Total Common Stocks	99.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	April 30, 2017

The WEAR ETF
Assets:
Investments, at value (Cost $1,555,995)	$1,660,994
Cash	6,111
Segregated cash balances with Authorized Participants for Fund shares redeemed	935,553
Dividends and interest receivable	1,484
Receivable for currency sold	5
Total Assets	2,604,147

Liabilities:
Collateral payable upon return of Fund shares	935,553
Investment securities purchased	4,496
Advisory fee payable	969
Total Liabilities	941,018

Net Assets	$1,663,129

Net Assets Consist of:
Capital	$1,552,197
Accumulated undistributed net investment income (loss)	1,770
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,165
Net unrealized appreciation (depreciation) on investments	104,999
Net unrealized appreciation (depreciation) on foreign currency translation	(2)
Net Assets	$1,663,129

Net Assets	$1,663,129
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	100,001
Net Asset Value, Offering and Redemption Price Per Share	$16.63

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Period December 8, 2016(1) through April 30, 2017

The WEAR ETF
Investment Income:
Dividend income (net of foreign withholding tax of $592)	$7,651
Interest	7
Total Investment Income	7,658

Expenses:
Advisory fees	5,188
Total Expenses	5,188

Net investment income (loss)	2,470

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	56,170
Net realized gain (loss) on foreign currency transactions	242
Change in unrealized appreciation/(depreciation) on investments	104,999
Change in unrealized appreciation/(depreciation) on foreign currency translation	(2)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	161,409

Change in Net Assets Resulting From Operations	$163,879

(1)	Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS	April 30, 2017

The WEAR ETF
For the Period December 8, 2016(1) through April 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$2,470
Net realized gain (loss) on investments and foreign currency transactions	56,412
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	104,997
Net Increase (Decrease) in Net Assets Resulting from Operations	163,879

Distributions to Shareholders:
From net investment income	(847)
Total Distributions to Shareholders	(847)

Capital Transactions:
Proceeds from shares issued	2,303,733
Cost of shares redeemed	(803,651)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,500,082

Total Increase (Decrease) in Net Assets	1,663,114

Net Assets:
Beginning of period (initial seed amount)	15 (2)
End of period	$1,663,129

Accumulated undistributed net investment income (loss)	$1,770

Share Transactions:
Issued	150,000
Redeemed	(50,000)
Net Increase (Decrease) in Share Transactions	100,000

(1)	Commencement of operations.

(2)	Beginning capital of $15 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000's)	Portfolio Turnover(2)(7)
The WEAR ETF
For the Period December 8, 2016(6) through April 30, 2017	$15.00	$0.03	$1.61	$1.64	$(0.01)	$—	$(0.01)	$16.63	10.93%	12.06%	0.85%	0.40%	$1,663	15%

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the BATS. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the BATS.

(5)	Annualized for periods less than one year.

(6)	Commencement of operations.

(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2017

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are of The WEAR ETF (the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, track the price return performance of the EQM WearablesTM Index (the “Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on December 8, 2016.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index Provider. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2017 for the Fund based upon the three levels defined above:

The WEAR ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$1,660,994	$—	$—	$1,660,994
Total Assets	$1,660,994	$—	$—	$1,660,994

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser, in consultation with the Sub-Adviser, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.85% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with EQM Indexes LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the EQM WearablesTM Index (the “Index”). The Adviser is sub-licensing rights to the Index to the Fund at no charge.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

(b) Investment Sub-Advisory Agreement

The Adviser and Vident Investment Advisory, LLC, (“Vident” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Fund’s Adviser.

(c) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through December 8, 2017. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2017 were as follows:

Fund	Purchases	Sales
The WEAR ETF	$256,191	$235,380

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended April 30, 2017 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
The WEAR ETF	$2,270,811	$791,797	$52,052

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Bats BZX Exchange, Inc. (the “BATS” or the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Fund may impose a non-standard charge of up to 0.02% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for the Fund. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the WEAR ETF is $500.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a non-standard charge of up to 0.02% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the WEAR ETF is $500.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Wearable Technology Companies Risk: The Fund invests primarily in the equity securities of Wearable Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. In addition, in seeking to track the Index, the Fund may invest in securities of issuers that do not, at the time of investment, derive a significant portion of their revenues from the sale of Wearable Devices or devote a significant portion of their assets to the manufacture of Wearable Components.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Sampling Risk: The Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in the Fund’s Index. As a result, an adverse development relating to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Fund’s Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Note 7 – Federal Income Taxes

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences arising primarily from redemption in-kind transactions, the following amounts have been reclassified for the period ended April 30, 2017:

Fund	Capital	Accumulated Undistributed Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
The WEAR ETF	$52,100	$147	$(52,247)

The tax character of the distributions paid during the period ended April 30, 2017, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
The WEAR ETF	$847	$—	$847

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2017

As of the period ended April 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
The WEAR ETF	$6,060	$—	$—	$104,874	$(2)	$110,932

At April 30, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The WEAR ETF	$1,556,120	$139,224	$(34,350)	$104,874

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. Exchange Traded Funds (“ETFs”) that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The WEAR ETF and
Board of Trustees of Exchange Listed Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The WEAR ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of April 30, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period December 8, 2016 (commencement of operations) through April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The WEAR ETF as of April 30, 2017, the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 27, 2017

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2017 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	12/8/16(a)	4/30/17		12/8/16(a)–4/30/17
The WEAR ETF	$ 1,000.00	$ 1,109.30	0.85%	$ 3.51
Hypothetical (5% annual return before expenses)**	11/1/16	4/30/17		11/1/16–4/30/17
The WEAR ETF	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26

(a)	Commencement of operations.

*

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 143 divided by 365 (to reflect the since inception period).

**

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	April 30, 2017 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on May 17, 2016, the Board considered and approved the following agreements (collectively, the “Agreements”) with respect to The WEAR ETF (the “Fund”):

●	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Adviser”); and

●	the investment sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser, and at the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Adviser and Sub-Adviser, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Adviser and Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits expected to be enjoyed by the Adviser and Sub-Adviser or their affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

In considering the nature, extent and quality of the services to be provided to the Fund, the Board considered the Adviser and Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that the Adviser’s responsibilities would include overseeing the activities of the Sub-Adviser and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, while the Sub-Adviser’s responsibilities would include trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Board considered the qualifications, experience and responsibilities of the Adviser and Sub-Adviser’s investment personnel, the quality of the Adviser and Sub-Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser and Sub-Adviser have appropriate compliance policies and procedures in place. The Board noted that it had reviewed the Adviser and Sub-Adviser’s registration forms on Form ADV as well as the Adviser and Sub-Adviser’s responses to a detailed series of questions, which included a description of the Adviser and Sub-Adviser’s operations, service offerings, personnel (including, with respect to the Sub-Adviser, information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the Fund), compliance program, risk management program, and financial condition. The Board considered the Adviser and Sub-Adviser’s experience working with ETFs, including other ETFs managed by the Adviser and Sub-Adviser. The Board also considered other services to be provided to the Fund by the Adviser, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Concluded)	April 30, 2017 (Unaudited)

Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board, however, was presented with hypothetical, back-tested performance of the index the Fund is designed to track and was apprised of and familiar with the inherent limitations of such performance. The Board further noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and Sub-Adviser for their services to the Fund under the Agreements. The Board considered the appropriateness of the Fund’s advisory fee as well as the advisory fee’s comparability to other funds, noting that there existed no exact comparisons because of the unique nature of the Fund, which would track an index composed of securities of wearable technology companies, but that to a certain degree, comparisons could be made to other index ETFs that invest in securities of technology companies. The Board noted that the Fund’s advisory fee would be within the range of advisory fees paid by other peer funds and that the sub-advisory fee was consistent with the range of fees received by the Sub-Adviser for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that the Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee would be paid by the Adviser, not the Fund, and that the fee reflects an arm’s length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee to be paid to the Adviser given the work performed by each firm. The Board also considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2017 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is EQM Indexes LLC. The Index Provider is not affiliated with the Exchange Listed Funds Trust (the “Trust”), the Adviser, the Sub-Adviser, Solactive AG, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

The EQM WearablesTM Index, or the Index, is a product of the Index Provider. Exchange Traded Concepts, LLC (the “Adviser” or “Licensee”) has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Index and the marketing names and licensed trademarks of the Index Provider (the “Index Trademarks”). The Adviser is sub-licensing rights to the Index to the Fund.

The Index is compiled and calculated by the Index Provider. The Index Provider has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Index Provider will apply all necessary means to ensure the accuracy of the Index. However, the Index Provider shall not be liable (whether in negligence or otherwise) to any person for any error in the Index and shall not be under any obligation to advise any person of any error therein. All copyrights in the Index values and constituent lists vest in the Index Provider. Neither the publication of the Index by the Index Provider nor the granting of a license of rights relating to the Index or to the Index Trademarks for the utilization in connection with the Fund, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness of an investment in the Fund. The Fund is not sponsored, endorsed, or sold by the Index Provider or its respective affiliates. The Index Provider and its respective affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. The Index Provider and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider and its respective affiliates have an obligation in connection with the administration and marketing of the Fund but have no obligations or liabilities in connection with the trading of the Fund. Notwithstanding the foregoing, the Index Provider and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund but which may be similar to and competitive with the Fund. In addition, the Index Provider and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the Index and the Fund.

THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Concluded)	April 30, 2017 (Unaudited)

Qualified Dividend Income

For the period ended April 30, 2017, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the period ended April 30, 2017, 41.70% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund qualifies for the dividends received deduction available to corporate shareholders.

Premium/Discount Information

The chart below details the relationship of the net asset value (“NAV”) of the Fund and the market price per Share on days when the market was open during the fiscal period. For these purposes, the “market price” is the composite close price for the Fund Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund Shares is typically slightly higher or lower than the its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy Fund shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

The WEAR ETF
From December 8, 2016 (commencement of operations) through April 30, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	1	1.02
Greater than 1.0% and Less than 1.5%	8	8.16
Greater than 0.5% and Less than 1.0%	21	21.43
Between 0.5% and -0.5%	68	69.39
Less than -0.5% and Greater than -1.0%	0	0.00
Less than -1.0% and Greater than -1.5%	0	0.00
Less than -1.5% and Greater than -2.0%	0	0.00
Less than -2.0%	0	0.00
	98	100.00%

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2017 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1963	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016	4	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1952	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	14	Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, (2014-2015) - Trustee; Edward Jones Money Market Fund - Trustee
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1944	Trustee	Since 2012	Consultant, Jones Day 2012-present; Jones Day 2008-2011	14	Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, (2014-2015) - Trustee
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1950	Trustee	Since 2012	Independent Advisor, Amherst Asset Management 2010-present	14	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, (2014-2015) - Trustee

*	As of May 31, 2017.

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2017 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 years
J. Garrett Stevens 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1979	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1963	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 1972	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present
James J. Baker Jr. 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1951	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC, 2011-present; Managing Partner, Yorkville ETF Advisors 2012-present; Vice President, Goldman Sachs 2000-2011
Ann Edgeworth 10 High Street Suite 302 Boston, MA 02110 1961	Chief Compliance Officer	Since 2012	Managing Director, Foreside Fund Officer Services, LLC 2010-present

[1]	Each Officer serves at the pleasure of the Board of Trustees.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling collect (405) 778-8377 or at www.wearetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at http://wearetf.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at http://wearetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:
2017
$ 14,000

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:
2017
$ -

(c) Tax Fees:
2017
$ 3,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:
2017
$ -

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)
2017
$ -

(f) Not applicable.

(g)
2017
$ 3,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 22, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 22, 2017